Deposits by Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 189,847	£ 195,149
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	188,344	194,191
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,503	958
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Capital amount guaranteed or protected	£ 232	£ 304